SUBSEQUENT EVENTS - Secured Notes Indenture (Details) - Secured Notes Indenture - Secured Debt - Subsequent Event $ in Thousands	Jan. 23, 2024 USD ($) day
Subsequent Event [Line Items]
Debt instrument, face amount | $	$ 150,000
Interest rate per annum	12.50%
Debt instrument, number of business days after events of default | day	3
Interest Rate Scenario, Period One
Subsequent Event [Line Items]
Required premium, percentage of the outstanding principal amount	1.00%
Interest Rate Scenario, Period Two
Subsequent Event [Line Items]
Required premium, percentage of the outstanding principal amount	2.00%
Interest Rate Scenario, Period Three
Subsequent Event [Line Items]
Required premium, percentage of the outstanding principal amount	3.00%